Income Taxes - Components of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Current Income Tax Expense (Benefit)	$ 2,942	$ (2,469)	$ (13,816)
Deferred Income Tax Expense (Benefit)	982	2,064	1,224
(Recovery) provision for uncertain tax position	$ 3,924	$ (405)	$ (12,592)